Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of RSUs

	Number of RSUs	Weighted average grant date fair value
Outstanding as of December 31, 2020	—	$—
Granted	851,530	$39.56
Forfeited	(4,100)	$34.46
Outstanding as of December 31, 2021	847,430	$39.59

Schedule of fair value assumptions
The assumptions used to value the Company’s options granted during the period presented and their expected lives were as follows:

	December 31,
	2019	2020	2021
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.90%	43.50%	45.0%
Expected term	6.0 years	5.5 years	4.5 years
Risk-free interest rate	1.59%—2.41%	0.32%—1.46%	0.56%
Estimated ordinary shares valuation	$18.52—$20.48	$20.48—$24.62	$24.64—$26.04

Disclosure of number and weighted average exercise prices of share options

	Number of Share options	Weighted average exercise price per Share
Balance as of December 31, 2018	34,305,235	$21.54
Exchanged	(18,837,010)	$21.54
Granted	19,954,794	$10.00
Forfeited	(2,862,730)	$17.69
Outstanding as of December 31, 2019	32,560,289	$14.80
Granted	5,078,456	$10.00
Forfeited	(15,352,467)	$20.14
Outstanding as of December 31, 2020	22,286,278	$10.04
Granted	995,409	$10.00
Forfeited	(1,532,129)	$10.00
Outstanding as of December 31, 2021	21,749,558	$10.03

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about employees’ share options outstanding as of December 31, 2021:

Outstanding
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (in years)
$10.00	21,694,907	2.89
$19.07	23,422	5.04
$22.54	23,422	5.04
$26.00	7,807	5.04

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about employees’ share options outstanding as of December 31, 2021:

Outstanding
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (in years)
$10.00	21,694,907	2.89
$19.07	23,422	5.04
$22.54	23,422	5.04
$26.00	7,807	5.04